RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party transactions

	March 31,
	2023	2022

Due to/(from) related parties at beginning of year	$(101,297)	$148,795
Amounts invoiced by Pharma to DDL, NM and TCL primarily relating to research and development expenses	4,767,586	3,245,985
Amounts invoiced by DDL to Pharma	—	(2,495)
Amounts repaid by DDL to Pharma	(3,773,217)	(3,492,962)
Foreign exchange differences	27,708	(620)
Due to/(from) related parties at end of year	$920,780	$(101,297)